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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 9/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 2.4%

 Banks - 1.1%

 Diversified Banks - 0.8%

 105,070

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 2,828,484

 197,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,265,810

 64,000

 6.50

 US Bancorp, Floating Rate Note (Perpetual)

 1,835,520

 235,000

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 6,342,650

 $

 16,272,464

 Regional Banks - 0.3%

 85,000

 BB&T Corp., 5.625% (Perpetual)

 $

 1,966,900

 28,000

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 2,955,750

 17,380

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 459,701

 $

 5,382,351

 Total Banks

 $

 21,654,815

 Diversified Financials - 0.4%

 Specialized Finance - 0.2%

 167,900

 5.75

 SCE Trust III, Floating Rate Note (Perpetual)

 $

 4,435,918

 Asset Management & Custody Banks - 0.1%

 54,200

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 1,390,230

 Investment Banking & Brokerage - 0.1%

 110,230

 6.38

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 2,763,466

 Total Diversified Financials

 $

 8,589,614

 Insurance - 0.7%

 Property & Casualty Insurance - 0.5%

 50,000

 5.95

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 1,248,500

 153,800

 7.38

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 3,869,039

 147,475

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 3,611,663

 $

 8,729,202

 Reinsurance - 0.2%

 1,500,000

 0.00

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 $

 1,594,950

 700,000

 0.00

 Kane SAC, Ltd. Floating Rate Note

 723,520

 2,000,000

 Pangaea Re., 7/1/18 (Cat Bond) (d)

 2,075,600

 $

 4,394,070

 Total Insurance

 $

 13,123,272

 Utilities - 0.2%

 Electric Utilities - 0.2%

 164,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 3,998,320

 Total Utilities

 $

 3,998,320

 TOTAL PREFERRED STOCKS

 (Cost $46,134,318)

 $

 47,366,021

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 5,610

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 6,746,081

 Total Banks

 $

 6,746,081

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $5,839,986)

 $

 6,746,081

 ASSET BACKED SECURITIES - 6.7%

 396,180

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 $

 396,230

 1,140,095

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 1,183,195

 1,413,809

 0.42

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 1,392,647

 428,000

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 433,419

 378,103

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 378,667

 500,000

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 514,569

 800,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 799,614

 2,600,000

 Applebee's/IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,575,279

 400,000

 0.65

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 386,817

 1,462,628

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,497,104

 1,486,142

 0.60

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 1,468,799

 288,743

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 290,601

 400,551

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 406,566

 1,842,241

 0.65

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 1,812,008

 1,105,288

 0.64

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 1,087,506

 626,356

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 628,911

 1,900,000

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 1,900,448

 196,593

 0.89

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35

 196,381

 95,983

 0.55

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 95,018

 400,000

 1.36

 Chesapeake Funding LLC, Floating Rate Note, 3/4/26

 400,170

 400,000

 1.31

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 402,017

 1,898,895

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 1,993,843

 301,999

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 317,175

 2,011,625

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 2,121,782

 1,306,116

 Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)

 1,378,736

 849,627

 4.00

 Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)

 884,112

 3,835,710

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,871,267

 1,200,000

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 1,201,098

 846,143

 1.20

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 841,273

 1,935,480

 5.07

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 1,967,876

 700,000

 Credit-Based Asset Servicing and Securitization LLC, 5.49972%, 10/25/36 (Step) (144A)

 684,531

 1,480,000

 Cronos Containers Program I, Ltd., 3.81%, 9/18/27 (144A)

 1,480,922

 3,914,279

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 4,134,097

 735,652

 3.08

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 740,382

 24,047

 1.23

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 24,029

 358,188

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 359,416

 1,200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,200,286

 1,724,114

 0.55

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 1,714,000

 3,547,413

 1.51

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 3,538,618

 1,659,000

 0.60

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 1,661,276

 1,327,913

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 1,335,349

 1,400,000

 Grain Spectrum Funding II LLC, 3.29%, 10/10/19 (144A)

 1,394,917

 668,219

 0.40

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 665,796

 566,767

 0.90

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 555,301

 1,521,593

 1.50

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,462,798

 870,227

 0.46

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 824,138

 140,512

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 140,863

 1,300,000

 HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45 (e)

 1,300,780

 1,620,000

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 1,616,274

 224,000

 HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)

 227,248

 3,050,000

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 3,035,671

 406,331

 0.53

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 404,314

 1,520,679

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 1,526,381

 1,341,164

 1.35

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 1,340,280

 1,242,365

 Icon Brand Holdings LLC, 4.229%, 1/25/43 (144A)

 1,246,018

 655,615

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 644,687

 898,902

 1.65

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 890,097

 319,628

 1.20

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 319,022

 724,574

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 758,148

 4,210,115

 3.51

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 4,352,206

 1,326,000

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 1,331,291

 2,203,000

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,208,882

 342,931

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 371,066

 1,816,730

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 1,658,651

 963,789

 2.40

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 963,247

 720,727

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 747,071

 2,949,960

 Monty Parent Issuer 1 LLC, 3.47%, 11/20/28 (144A)

 2,953,707

 352,709

 0.30

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 336,649

 908,073

 0.85

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 907,878

 1,788,036

 3.75

 New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)

 1,835,761

 580,590

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 613,776

 407,186

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 417,931

 526,376

 0.85

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 526,094

 775,712

 1.65

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 774,925

 428,205

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 429,754

 1,500,000

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 1,511,250

 1,070,386

 0.40

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 1,056,351

 1,450,000

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 1,476,958

 850,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 868,211

 751,174

 2.63

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 750,507

 1,422,251

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 1,443,519

 270,039

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 271,434

 2,500,000

 2.20

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 2,476,805

 900,000

 0.98

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 902,180

 399,825

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 400,291

 109,116

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 109,224

 267,892

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 295,016

 2,600,000

 SpringCastle America Funding LLC, 2.7%, 5/25/23

 2,599,740

 2,800,000

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 2,819,765

 1,200,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/25/22 (144A)

 1,197,691

 292,973

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 296,300

 2,034,406

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,223,362

 1,376,577

 0.35

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,336,976

 2,377,848

 0.37

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 2,311,325

 180,886

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 187,917

 645,631

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 645,166

 771,441

 1.09

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 749,757

 2,775,248

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.58695%, 9/25/36 (Step)

 2,884,537

 3,134,000

 2.55

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 3,157,900

 741,993

 1.85

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34

 732,487

 2,000,000

 0.00

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 1,978,246

 1,194,826

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 1,197,067

 1,209,762

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 1,218,781

 3,500,000

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 3,486,490

 253,077

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 254,422

 TOTAL ASSET BACKED SECURITIES

 (Cost $127,841,812)

 $

 129,317,331

 COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%

 1,257,000

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 1,260,737

 2,785,565

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 2,794,638

 520,311

 0.60

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 493,902

 1,718,600

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,798,140

 410,018

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 419,122

 5,408

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 5,400

 331,439

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 338,350

 5,426,539

 0.81

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 5,275,057

 600,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 592,340

 687,085

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 712,329

 1,513,026

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 1,575,221

 770,436

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 778,204

 781,385

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 792,147

 949,210

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 970,679

 1,472,223

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 1,522,529

 664,021

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19

 670,560

 1,556,395

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,583,621

 3,660,000

 5.37

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 3,807,963

 802,074

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 831,857

 497,332

 0.29

 Banc of America Funding 2010-R4 Trust REMICS, Floating Rate Note, 8/26/36 (144A)

 494,399

 1,158,877

 2.65

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 1,171,467

 649,847

 2.64

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 651,115

 843,121

 2.76

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 854,389

 480,055

 5.11

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 479,353

 1,124,252

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 1,143,456

 95,461

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 96,765

 1,119,419

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,138,418

 6,570,622

 Bayview Commercial Asset Trust, 3.511018%, 9/25/37 (Step) (144A) (c)

 362,041

 9,833,530

 Bayview Commercial Asset Trust, 7/25/37 (Step) (144A) (c) (d)

                         -

 319,935

 2.98

 Bayview Opportunity Master Fund Trust, Floating Rate Note, 1/28/33 (144A)

 320,574

 2,588,695

 0.85

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 2,512,152

 1,896,753

 0.85

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,853,813

 2,988,922

 0.75

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 2,871,930

 1,047,794

 0.71

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 1,042,998

 830,520

 2.33

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 833,306

 3,686,083

 2.58

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 3,700,558

 1,000,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 1,004,257

 1,928,377

 0.85

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 1,866,958

 573,742

 2.64

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 577,384

 898,070

 0.32

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 892,988

 1,105,300

 1.15

 Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)

 1,104,975

 2,920,460

 2.18

 Citigroup Mortgage Loan Trust, Inc. REMICS, Floating Rate Note, 8/25/34

 2,913,311

 1,250,052

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 8/25/34

 1,346,539

 1,000,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 999,406

 518,917

 0.59

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 446,123

 1,800,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 1,772,692

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 461,985

 850,000

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 851,611

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 901,528

 4,000,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 4,189,880

 4,200,000

 5.34

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 10/10/46 (144A)

 4,460,480

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 1,863,136

 3,548,091

 2.09

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 3,560,410

 2,419,133

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 2,569,744

 227,111

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 226,638

 515,609

 2.57

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 514,051

 3,512,000

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 3,620,552

 225,739

 1.50

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 225,442

 1,281,446

 5.01

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38

 1,283,846

 567,559

 2.52

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 570,405

 7,919,202

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/25/43 (144A)

 7,385,835

 1,900,000

 5.58

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 2,112,023

 1,895,000

 1.45

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 1,894,320

 1,100,000

 1.26

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 1,100,182

 298,743

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/33

 300,571

 137,091

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 137,827

 1,250,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 1,282,524

 3,854

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 4,320

 827,599

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 899,658

 987,161

 Federal National Mortgage Association REMICS, 5.0%, 7/25/33

 1,001,233

 137,575

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 144,852

 436,757

 2.57

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 439,503

 850,000

 5.62

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 942,059

 600,000

 5.41

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 658,559

 890,000

 5.36

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 971,870

 1,500,000

 4.77

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 1,597,346

 5,380,000

 4.94

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,722,728

 1,250,000

 5.05

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,334,314

 900,000

 3.31

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 899,642

 3,000,000

 3.16

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 2,964,357

 650,000

 3.60

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 669,129

 858,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 880,457

 5,000,000

 4.44

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 5,228,060

 2,109,903

 0.40

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 2,047,125

 1,877,458

 0.32

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 1,778,894

 986,092

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 952,749

 1,944,527

 0.42

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 1,863,106

 890,466

 GMAC Commercial Mortgage Securities Inc Series 2004-C3 Trust, 4.864%, 12/10/41

 892,909

 5,946,181

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 5,939,432

 1,699,192

 Government National Mortgage Association, 3.0%, 4/20/41

 1,754,108

 193,435

 Government National Mortgage Association, 4.973%, 4/16/42

 200,092

 724,211

 Government National Mortgage Association, 5.25%, 8/16/35

 802,767

 11,453,853

 1.01

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 859,738

 7,864,556

 1.02

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 562,308

 12,920,762

 1.06

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)

 828,234

 12,318,779

 1.07

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 954,718

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,280,669

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 990,574

 900,000

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 963,725

 1,216,964

 2.32

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 1,245,322

 1,915,554

 2.69

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 1,874,023

 1,109,824

 2.66

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 1,127,089

 2,259,256

 0.50

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 2,237,203

 591,434

 0.88

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 575,833

 547,013

 0.95

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 523,503

 3,120,222

 0.90

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 3,024,138

 747,422

 0.91

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 680,223

 1,944,300

 0.95

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 1,936,608

 409,036

 0.50

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 403,313

 1,198,213

 0.35

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 1,112,013

 426,971

 0.31

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 426,345

 1,600,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,681,534

 1,350,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 1,448,734

 900,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 914,647

 1,368,000

 3.00

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 1,382,644

 1,500,000

 1.95

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)

 1,500,392

 1,260,000

 1.50

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,260,430

 1,351,923

 2.03

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,363,241

 1,094,994

 2.49

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,100,669

 1,894,574

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,951,665

 974,812

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 998,006

 221,156

 2.61

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 218,868

 1,094,056

 2.28

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 1,098,608

 1,045,282

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 1,088,069

 1,794,127

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 1,889,422

 339,565

 2.20

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 340,143

 4,863,953

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 4,808,587

 1,779,981

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 1,783,224

 967,679

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 969,139

 9,792,003

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 9,968,846

 2,235,000

 JP Morgan Mortgage Trust 2014-IVR3, 3.2367%, 8/25/44

 2,249,667

 518,277

 2.75

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 539,818

 194,494

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 199,687

 2,255,000

 5.20

 LB-UBS Commercial Mortgage Trust 2005-C2 REMICS, Floating Rate Note, 4/15/30

 2,295,252

 1,000,000

 5.15

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/30

 1,009,688

 294,517

 1.10

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 292,549

 518,590

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 486,855

 1,395,000

 5.34

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,411,130

 1,010,461

 5.24

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 963,530

 834,079

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 853,851

 3,709

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 3,700

 2,213,033

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 2,252,881

 769,004

 6.62

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 813,388

 603,316

 0.63

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 590,595

 796,779

 0.59

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 760,316

 264,305

 2.35

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 267,817

 3,557,321

 0.42

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 3,400,667

 3,584,731

 5.29

 Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44

 3,729,052

 2,400,000

 5.07

 Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42

 2,454,840

 1,000,000

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,067,061

 585,351

 0.25

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 585,256

 5,102,000

 0.28

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 5,099,087

 3,033,155

 0.43

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 2,991,862

 2,761,209

 0.93

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 2,691,452

 1,430,950

 1.35

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)

 1,432,282

 5,465,865

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,575,537

 381,638

 0.40

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 378,156

 1,305,617

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)

 1,305,675

 352,795

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 356,727

 387,838

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 395,039

 1,062,405

 0.72

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 991,747

 1,068,997

 0.70

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 992,324

 486,762

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 494,873

 2,097,850

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 2,144,911

 747,868

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 759,653

 1,201,732

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 1,229,306

 3,480,955

 1.80

 RESI Finance LP 2003-CB1, Floating Rate Note, 6/10/35 (144A)

 3,415,982

 547,595

 1.55

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 478,247

 236,155

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 239,597

 437,233

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 453,008

 1,441,860

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 1,504,715

 946,049

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 976,403

 3,057,607

 0.81

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 2,963,500

 1,811,770

 0.77

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,777,279

 1,180,147

 0.62

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 1,099,900

 1,008,094

 0.49

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 966,930

 1,500,469

 0.37

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,383,321

 2,239,212

 3.00

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 2,171,545

 1,733,177

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 1,672,786

 824,162

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 780,964

 844,075

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 816,608

 2,034,505

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)

 2,037,575

 200,000

 Spirit Master Funding VII LLC, 3.8868%, 12/20/43

 204,860

 1,626,599

 2.22

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 1,650,363

 750,000

 3.79

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 755,816

 638,263

 2.37

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 637,192

 397,318

 3.08

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 392,525

 4,651,730

 0.83

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 4,556,262

 1,133,896

 0.89

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,085,857

 760,627

 2.69

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 759,335

 837,496

 0.45

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 752,297

 845,343

 2.15

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 845,382

 3,060,757

 0.89

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 2,988,768

 701,467

 1.77

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 681,502

 4,470,000

 TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)

 4,802,783

 1,435,000

 TimberStar Trust 1, 5.7467%, 10/15/36 (144A)

 1,531,867

 902,352

 VOLT XXIII LLC, 3.625%, 11/25/53 (Step)

 904,684

 607,089

 Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41

 606,489

 2,328,156

 2.44

 WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust, Floating Rate Note, 6/25/33

 2,349,668

 1,966,090

 2.41

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 1,969,366

 3,279,571

 2.40

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 3,306,391

 1,233,457

 0.97

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 1,224,366

 1,927,000

 Wells Fargo Commercial Mortgage Trust 2012-LC5 REMICS, 3.539%, 10/17/45

 1,942,680

 1,800,000

 1.18

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/16/27 (144A)

 1,800,238

 2,873,859

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/18/43 (144A)

 2,986,019

 244,758

 2.55

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 241,359

 970,532

 2.62

 Wells Fargo Mortgage Backed Securities 2004-K Trust, Floating Rate Note, 7/25/34

 981,527

 239,220

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 247,367

 988,756

 2.62

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 991,161

 350,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 384,018

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $310,952,428)

 $

 313,533,602

 CORPORATE BONDS - 33.9%

 Energy - 5.1%

 Oil & Gas Drilling - 0.8%

 6,215,000

 Diamond Offshore Drilling, Inc., 3.45%, 11/1/23

 $

 5,939,520

 2,225,000

 Ensco Plc, 4.5%, 10/1/24

 2,232,492

 1,025,000

 Pride International, Inc., 6.875%, 8/15/20

 1,208,442

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 6,217,465

 $

 15,597,919

 Oil & Gas Equipment & Services - 0.3%

 1,300,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 1,925,292

 125,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 134,264

 2,815,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,613,939

 $

 5,673,495

 Integrated Oil & Gas - 0.2%

 1,000,000

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 $

 1,027,500

 2,080,000

 Rosneft Finance SA, 7.5%, 7/18/16 (144A)

 2,165,800

 1,000,000

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,066,250

 $

 4,259,550

 Oil & Gas Exploration & Production - 0.5%

 1,500,000

 Approach Resources, Inc., 7.0%, 6/15/21

 $

 1,485,000

 1,290,000

 Baytex Energy Corp., 5.125%, 6/1/21 (144A)

 1,257,750

 2,230,000

 Canadian Natural Resources, Ltd., 6.5%, 2/15/37

 2,780,244

 1,800,000

 EP Energy LLC, 9.375%, 5/1/20

 1,962,000

 901,000

 Marathon Oil Corp., 5.9%, 3/15/18

 1,018,728

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,498,000

 608,295

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 642,031

 $

 10,643,753

 Oil & Gas Refining & Marketing - 0.3%

 1,340,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 1,390,811

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,716,369

 $

 5,107,180

 Oil & Gas Storage & Transportation - 2.5%

 5,425,000

 Buckeye Partners LP, 4.15%, 7/1/23

 $

 5,441,199

 2,900,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,713,467

 3,950,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 3,900,625

 1,200,000

 3.24

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 1,123,500

 5,310,000

 Enterprise Products Operating LLC, 3.9%, 2/15/24

 5,388,333

 2,750,000

 EQT Midstream Partners LP, 4.0%, 8/1/24

 2,710,793

 3,250,000

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,634,985

 1,675,000

 Regency Energy Partners LP, 8.375%, 6/1/19 (144A)

 1,775,500

 3,500,000

 Sabine Pass LNG LP, 6.5%, 11/1/20

 3,605,000

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,797,223

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,704,446

 3,225,000

 Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24

 3,267,531

 2,200,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,471,795

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,979,311

 3,605,000

 Williams Partners LP, 4.3%, 3/4/24

 3,676,938

 $

 48,190,646

 Other Diversified Financial Services - 0.5%

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 $

 5,346,276

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 4,875,519

 $

 10,221,795

 Total Energy

 $

 99,694,338

 Materials - 1.7%

 Diversified Chemicals - 0.3%

 4,845,000

 CF Industries, Inc., 5.15%, 3/15/34

 $

 5,105,487

 980,000

 Eastman Chemical Co., 4.8%, 9/1/42

 971,891

 $

 6,077,378

 Fertilizers & Agricultural Chemicals - 0.2%

 2,675,000

 Monsanto Co., 3.375%, 7/15/24

 $

 2,661,018

 Construction Materials - 0.2%

 3,328,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 3,694,080

 475,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 545,905

 $

 4,239,985

 Diversified Metals & Mining - 0.3%

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 1,824,679

 4,300,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 3,827,000

 $

 5,651,679

 Gold - 0.2%

 2,335,000

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 2,344,597

 1,650,000

 Goldcorp, Inc., 3.7%, 3/15/23

 1,617,351

 $

 3,961,948

 Steel - 0.4%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,408,000

 1,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 1,162,906

 3,135,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,246,703

 $

 7,817,609

 Paper Products - 0.1%

 1,285,000

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,227,175

 1,280,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 1,183,200

 $

 2,410,375

 Total Materials

 $

 32,819,992

 Capital Goods - 1.9%

 Aerospace & Defense - 0.1%

 1,960,000

 Bombardier, Inc., 4.75%, 4/15/19

 $

 1,955,100

 Building Products - 0.5%

 825,000

 Masco Corp., 5.95%, 3/15/22

 $

 901,312

 4,260,000

 Masco Corp., 7.125%, 3/15/20

 4,899,000

 3,600,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 3,897,000

 $

 9,697,312

 Industrial Conglomerates - 0.2%

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,359,133

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 3,200,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,620,291

 910,000

 Cummins, Inc., 6.75%, 2/15/27

 1,136,242

 $

 4,756,533

 Industrial Machinery - 0.0% †

 604,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 711,580

 Trading Companies & Distributors - 0.8%

 2,800,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 2,989,000

 3,525,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 4,000,875

 2,260,000

 GATX Corp., 5.2%, 3/15/44

 2,402,714

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 6,319,520

 $

 15,712,109

 Total Capital Goods

 $

 36,191,767

 Transportation - 0.1%

 Airlines - 0.1%

 1,500,000

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 $

 1,511,250

 Trucking - 0.0% †

 529,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 560,194

 Total Transportation

 $

 2,071,444

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.3%

 5,400,000

 Delphi Corp., 4.15%, 3/15/24

 $

 5,508,734

 Automobile Manufacturers - 0.3%

 655,000

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 $

 666,600

 790,000

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 800,502

 5,000,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 4,983,675

 $

 6,450,777

 Total Automobiles & Components

 $

 11,959,511

 Consumer Durables & Apparel - 0.0% †

 Home Furnishings - 0.0% †

 800,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 793,680

 Total Consumer Durables & Apparel

 $

 793,680

 Consumer Services - 0.5%

 Casinos & Gaming - 0.0% †

 1,010,000

 GLP Capital LP, 4.375%, 11/1/18

 $

 1,025,150

 Education Services - 0.4%

 1,000,000

 Bowdoin College, 4.693%, 7/1/12

 $

 950,847

 2,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 2,449,814

 3,550,000

 Tufts University, 5.017%, 4/15/12

 3,744,196

 $

 7,144,857

 Specialized Consumer Services - 0.1%

 1,300,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,231,750

 Total Consumer Services

 $

 9,401,757

 Media - 0.9%

 Broadcasting - 0.6%

 6,125,000

 CBS Corp., 3.7%, 8/15/24

 $

 6,048,615

 6,200,000

 DIRECTV Holdings LLC, 3.8%, 3/15/22

 6,301,494

 $

 12,350,109

 Cable & Satellite - 0.1%

 2,550,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 $

 2,677,500

 Movies & Entertainment - 0.2%

 3,200,000

 Viacom, Inc., 5.25%, 4/1/44

 $

 3,307,219

 Total Media

 $

 18,334,828

 Retailing - 0.4%

 Catalog Retail - 0.2%

 4,675,000

 QVC, Inc., 4.45%, 2/15/25 (144A)

 $

 4,614,571

 Internet Retail - 0.1%

 800,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 900,802

 Homefurnishing Retail - 0.1%

 2,000,000

 Bed Bath & Beyond, Inc., 3.749%, 8/1/24

 $

 1,983,034

 Total Retailing

 $

 7,498,407

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 643,397

 679,019

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 740,130

 1,411,635

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,595,652

 $

 2,979,179

 Total Food & Staples Retailing

 $

 2,979,179

 Food, Beverage & Tobacco - 0.9%

 Agricultural Products - 0.3%

 5,175,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,800,844

 Packaged Foods & Meats - 0.5%

 4,200,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 $

 4,145,190

 3,240,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 3,279,609

 2,581,000

 Mondelez International, Inc., 6.5%, 2/9/40

 3,236,117

 $

 10,660,916

 Tobacco - 0.1%

 1,050,000

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 1,032,635

 Total Food, Beverage & Tobacco

 $

 17,494,395

 Health Care Equipment & Services - 0.2%

 Health Care Services - 0.1%

 2,600,000

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,537,569

 Health Care Facilities - 0.1%

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,319,394

 Total Health Care Equipment & Services

 $

 4,856,963

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Life Sciences Tools & Services - 0.1%

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 1,030,755

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,030,755

 Banks - 4.5%

 Diversified Banks - 2.9%

 1,865,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 1,881,032

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,140,056

 1,100,000

 Bank of America Corp., 7.75%, 8/15/15

 1,164,427

 2,350,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 2,334,577

 3,515,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 3,907,147

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,424,000

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,158,350

 2,295,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,294,284

 3,435,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,618,364

 2,425,000

 6.62

 Credit Agricole SA, Floating Rate Note, 12/31/64 (144A)

 2,312,301

 625,000

 Export-Import Bank of Korea, 5.875%, 1/14/15

 633,946

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,659,580

 3,940,000

 HSBC Holdings Plc, 4.25%, 3/14/24

 3,986,508

 3,476,000

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 3,551,335

 1,400,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,611,982

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 957,154

 4,350,000

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 5,878,020

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,626,234

 1,052,632

 2.98

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,050,839

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,496,000

 2,200,000

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,461,578

 1,300,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 1,265,256

 $

 55,412,970

 Regional Banks - 1.5%

 1,190,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,408,877

 3,350,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,750,908

 2,505,000

 Mellon Funding Corp., 5.5%, 11/15/18

 2,831,239

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,621,653

 4,080,000

 Santander Bank NA, 8.75%, 5/30/18

 4,931,276

 2,000,000

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,036,380

 1,025,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,075,055

 6,273,000

 4.45

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 6,273,000

 1,320,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,458,600

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,993,895

 $

 29,380,883

 Thrifts & Mortgage Finance - 0.1%

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,469,395

 Total Banks

 $

 87,263,248

 Diversified Financials - 4.4%

 Diversified Banks - 0.1%

 2,000,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 1,945,000

 Other Diversified Financial Services - 1.4%

 3,000,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,461,583

 5,930,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 6,671,214

 4,860,000

 General Electric Capital Corp., 5.3%, 2/11/21

 5,477,439

 1,800,000

 7.12

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 2,083,500

 2,325,000

 5.15

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 2,214,562

 1,890,000

 6.12

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49

 1,870,155

 4,015,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 4,217,758

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (e)

 1,006,664

 $

 27,002,875

 Multi-Sector Holdings - 0.1%

 1,200,000

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,303,381

 Specialized Finance - 0.7%

 3,200,000

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 3,464,000

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,252,601

 2,875,000

 Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)

 2,918,125

 1,475,000

 LeasePlan Corp. NV, 2.5%, 5/16/18 (144A)

 1,479,465

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,240,026

 $

 13,354,217

 Consumer Finance - 0.5%

 5,985,000

 American Honda Finance Corp., 1.2%, 7/14/17

 $

 5,962,371

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,863,470

 2,245,000

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,243,384

 $

 10,069,225

 Asset Management & Custody Banks - 1.0%

 2,525,000

 Affiliated Managers Group, Inc., 4.25%, 2/15/24

 $

 2,592,135

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 1,808,790

 1,400,000

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 1,532,538

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 830,560

 5,025,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 5,500,908

 4,290,000

 Legg Mason, Inc., 5.625%, 1/15/44

 4,668,764

 2,000,000

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,041,636

 1,250,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 1,159,375

 $

 20,134,706

 Investment Banking & Brokerage - 0.6%

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 3,063,158

 5,100,000

 Morgan Stanley, 4.1%, 5/22/23

 5,085,914

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 316,945

 643,000

 North American Development Bank, 2.3%, 10/10/18

 648,860

 2,000,000

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,012,638

 700,000

 UBS AG, 7.625%, 8/17/22

 813,229

 $

 11,940,744

 Total Diversified Financials

 $

 85,750,148

 Insurance - 5.8%

 Insurance Brokers - 0.1%

 3,000,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 3,016,050

 Life & Health Insurance - 1.0%

 1,690,000

 Lincoln National Corp., 8.75%, 7/1/19

 $

 2,152,815

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 5,197,176

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,184,044

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,563,300

 2,140,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 2,581,375

 1,800,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,908,000

 3,205,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 4,129,014

 $

 18,715,724

 Multi-line Insurance - 0.8%

 3,900,000

 Assurant, Inc., 4.0%, 3/15/23

 $

 3,920,019

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,140,575

 5,325,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 6,306,195

 2,650,000

 Loews Corp., 5.25%, 3/15/16

 2,820,989

 $

 16,187,778

 Property & Casualty Insurance - 0.8%

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,214,576

 1,000,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 1,023,199

 1,100,000

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 1,100,455

 5,455,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,986,862

 700,000

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 826,346

 1,952,000

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 2,373,611

 2,000,000

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,566,960

 $

 16,092,009

 Reinsurance - 3.1%

 1,800,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 1,883,844

 500,000

 3.42

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 513,900

 250,000

 8.10

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 260,875

 500,000

 4.27

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 512,550

 250,000

 6.01

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 253,875

 850,000

 10.76

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 881,195

 350,000

 2.52

 Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 350,175

 1,250,000

 5.28

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,282,750

 1,350,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,426,005

 250,000

 4.27

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 251,850

 550,000

 3.77

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 552,915

 1,000,000

 4.73

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,007,500

 950,000

 10.28

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 965,865

 300,000

 9.03

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 303,780

 1,700,000

 Dartmouth Re, Ltd., 12/31/14 (d)

 1,671,440

 250,000

 9.02

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 269,375

 250,000

 7.27

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 251,750

 650,000

 5.03

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 661,635

 1,050,000

 5.03

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 1,061,550

 1,200,000

 7.43

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,241,640

 1,800,000

 0.00

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 1,798,560

 900,000

 4.03

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 921,780

 1,004,000

 0.00

 KANE-PI5, Floating Rate Note, 7/18/16

 1,058,818

 1,600,000

 Kane Re, Floating Rate Note, 6/12/15

 1,466,560

 1,950,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 2,009,670

 350,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 355,075

 250,000

 9.76

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 263,075

 1,200,000

 3.99

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,229,280

 1,000,000

 2.04

 Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,000,600

 2,650,000

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 2,747,274

 650,000

 9.02

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 668,525

 750,000

 8.50

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 781,800

 500,000

 8.24

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 520,400

 500,000

 8.53

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 535,050

 5,048,000

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,697,309

 500,000

 7.50

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 507,600

 250,000

 8.51

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 254,350

 250,000

 10.36

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 255,500

 900,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 933,390

 725,000

 8.76

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 758,422

 1,125,000

 9.01

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 1,181,700

 2,800,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,894,080

 800,000

 8.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 868,400

 275,000

 10.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 304,728

 250,000

 9.26

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 268,025

 800,000

 0.00

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)

 807,760

 1,200,000

 3.53

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,219,080

 1,250,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,270,250

 250,000

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (d)

 298,925

 3,600,000

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 3,990,542

 2,110,000

 7.51

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 2,215,500

 250,000

 11.28

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 261,175

 300,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 318,240

 250,000

 6.27

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,750

 1,500,000

 2.73

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,539,150

 500,000

 2.77

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 511,250

 500,000

 1.77

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 500,950

 1,400,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,456,000

 $

 59,525,012

 Total Insurance

 $

 113,536,573

 Real Estate - 1.3%

 Diversified REIT - 0.3%

 1,475,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 1,504,243

 725,000

 Digital Realty Trust LP, 5.875%, 2/1/20

 805,545

 1,355,000

 Hospitality Properties Trust, 5.0%, 8/15/22

 1,426,270

 1,715,000

 WP Carey, Inc., 4.6%, 4/1/24

 1,772,784

 $

 5,508,842

 Office REIT - 0.6%

 75,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 74,313

 1,093,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 1,089,136

 2,670,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,802,926

 900,000

 BioMed Realty LP, 4.25%, 7/15/22

 919,922

 1,500,000

 Corporate Office Properties LP, 3.6%, 5/15/23

 1,434,627

 2,100,000

 Highwoods Realty LP, 3.625%, 1/15/23

 2,068,460

 2,550,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,410,561

 $

 10,799,945

 Health Care REIT - 0.4%

 3,945,000

 Omega Healthcare Investors, Inc., 4.95%, 4/1/24 (144A)

 $

 4,014,038

 2,865,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 3,260,023

 $

 7,274,061

 Specialized REIT - 0.0% †

 730,000

 CubeSmart LP, 4.8%, 7/15/22

 $

 781,989

 Total Real Estate

 $

 24,364,837

 Software & Services - 0.2%

 Data Processing & Outsourced Services - 0.2%

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22 (144A)

 $

 2,955,000

 Home Entertainment Software - 0.0% †

 650,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 690,625

 Total Software & Services

 $

 3,645,625

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.3%

 2,860,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 2,745,600

 3,485,000

 Cisco Systems, Inc., 3.625%, 3/4/24

 3,565,263

 $

 6,310,863

 Technology Hardware, Storage & Peripherals - 0.2%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,508,000

 Electronic Components - 0.2%

 3,675,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 3,666,603

 Total Technology Hardware & Equipment

 $

 14,485,466

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,100,000

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,593,033

 Total Semiconductors & Semiconductor Equipment

 $

 3,593,033

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 1.1%

 469,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 494,795

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 4,386,000

 3,355,000

 GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)

 3,426,522

 784,187

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 806,481

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 3,068,092

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,500,205

 1,938,000

 Verizon Communications, Inc., 5.012%, 8/21/54 (144A)

 1,947,200

 2,400,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 2,657,686

 1,934,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 2,416,324

 $

 20,703,305

 Wireless Telecommunication Services - 0.3%

 1,675,000

 Altice Financing SA, 7.875%, 12/15/19 (144A)

 $

 1,785,969

 3,015,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 3,323,281

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,879,759

 $

 6,989,009

 Total Telecommunication Services

 $

 27,692,314

 Utilities - 2.8%

 Electric Utilities - 1.6%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,108,465

 576,713

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 621,220

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 4,820,397

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,184,938

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,710,555

 2,320,000

 8.75

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,688,416

 653,846

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 640,529

 95,911

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 94,353

 4,475,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,490,190

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,156,000

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 754,875

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 1,062,051

 662,691

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 685,057

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,208,939

 2,200,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 2,417,800

 $

 31,643,785

 Gas Utilities - 0.2%

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 2,336,603

 2,239,472

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,508,208

 $

 4,844,811

 Multi-Utilities - 0.3%

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,678,448

 282,205

 Ormat Funding Corp., 8.25%, 12/30/20

 285,733

 $

 5,964,181

 Independent Power Producers & Energy Traders - 0.7%

 581,071

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 662,275

 4,300,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 4,260,917

 1,864,194

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,940,631

 2,000,000

 NRG Energy, Inc., 8.25%, 9/1/20

 2,142,500

 1,016,000

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,092,200

 2,246,549

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,557,192

 $

 12,655,715

 Total Utilities

 $

 55,108,492

 TOTAL CORPORATE BONDS

 (Cost $625,211,628)

 $

 660,566,752

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.6%

 3,900,000

 Fannie Mae, 3.0%, 10/20/14, TBA

 $

 4,017,000

 2,106,040

 Fannie Mae, 3.0%, 12/1/42

 2,086,975

 22,530,738

 Fannie Mae, 3.0%, 8/1/42

 22,270,786

 7,059,025

 Fannie Mae, 3.0%, 9/1/42

 6,992,909

 3,800,000

 Fannie Mae, 3.5%, 10/20/14, TBA

 3,994,453

 346,969

 Fannie Mae, 3.5%, 11/1/42

 356,063

 2,253,314

 Fannie Mae, 3.5%, 12/1/26

 2,373,937

 917,129

 Fannie Mae, 3.5%, 12/1/42

 941,192

 831,048

 Fannie Mae, 3.5%, 12/1/42

 852,857

 17,876,156

 Fannie Mae, 3.5%, 2/1/44

 18,296,341

 4,752,718

 Fannie Mae, 3.5%, 6/1/28

 5,001,482

 3,430,103

 Fannie Mae, 3.5%, 7/1/43

 3,510,729

 906,037

 Fannie Mae, 4.0%, 1/1/42

 956,120

 816,603

 Fannie Mae, 4.0%, 1/1/42

 861,744

 264,904

 Fannie Mae, 4.0%, 1/1/44

 279,981

 14,000,000

 Fannie Mae, 4.0%, 10/14/14, TBA

 14,753,375

 1,282,427

 Fannie Mae, 4.0%, 12/1/40

 1,361,927

 2,746,648

 Fannie Mae, 4.0%, 12/1/41

 2,898,477

 43,427

 Fannie Mae, 4.0%, 12/1/42

 45,909

 7,182,985

 Fannie Mae, 4.0%, 12/1/43

 7,599,965

 12,602,503

 Fannie Mae, 4.0%, 2/1/42

 13,299,143

 1,492,908

 Fannie Mae, 4.0%, 2/1/43

 1,575,432

 2,114,342

 Fannie Mae, 4.0%, 4/1/39

 2,231,219

 1,302,696

 Fannie Mae, 4.0%, 4/1/41

 1,378,227

 751,016

 Fannie Mae, 4.0%, 4/1/42

 792,636

 1,116,349

 Fannie Mae, 4.0%, 4/1/42

 1,178,471

 1,281,263

 Fannie Mae, 4.0%, 5/1/41

 1,352,089

 3,742,452

 Fannie Mae, 4.0%, 5/1/44

 3,949,586

 1,366,399

 Fannie Mae, 4.0%, 6/1/42

 1,441,930

 39,551

 Fannie Mae, 4.0%, 7/1/18

 41,916

 6,328,567

 Fannie Mae, 4.0%, 7/1/42

 6,695,642

 426,005

 Fannie Mae, 4.0%, 7/1/42

 449,554

 797,707

 Fannie Mae, 4.0%, 7/1/44

 841,802

 15,630,354

 Fannie Mae, 4.0%, 8/1/42

 16,503,450

 19,973,172

 Fannie Mae, 4.0%, 8/1/44

 21,077,246

 11,666,163

 Fannie Mae, 4.5%, 1/1/42

 12,616,162

 9,228,864

 Fannie Mae, 4.5%, 1/1/42

 9,977,788

 14,765,582

 Fannie Mae, 4.5%, 1/1/44

 15,957,326

 382,051

 Fannie Mae, 4.5%, 10/1/35

 412,589

 342,085

 Fannie Mae, 4.5%, 10/1/35

 369,620

 515,266

 Fannie Mae, 4.5%, 11/1/20

 547,891

 3,335,637

 Fannie Mae, 4.5%, 11/1/40

 3,608,062

 754,072

 Fannie Mae, 4.5%, 11/1/43

 821,521

 423,805

 Fannie Mae, 4.5%, 11/1/43

 461,711

 1,558,407

 Fannie Mae, 4.5%, 12/1/41

 1,687,459

 18,431,382

 Fannie Mae, 4.5%, 12/1/43

 19,967,014

 17,116,300

 Fannie Mae, 4.5%, 12/1/43

 18,477,481

 778,044

 Fannie Mae, 4.5%, 12/1/43

 846,867

 1,345,092

 Fannie Mae, 4.5%, 2/1/41

 1,454,853

 1,833,405

 Fannie Mae, 4.5%, 3/1/44

 1,979,716

 3,348,513

 Fannie Mae, 4.5%, 4/1/41

 3,621,788

 4,773,119

 Fannie Mae, 4.5%, 5/1/41

 5,162,202

 189,415

 Fannie Mae, 4.5%, 5/1/41

 204,789

 2,743,511

 Fannie Mae, 4.5%, 7/1/41

 2,967,455

 2,291,173

 Fannie Mae, 4.5%, 7/1/41

 2,478,381

 413,933

 Fannie Mae, 4.5%, 7/1/41

 449,896

 1,575,976

 Fannie Mae, 4.5%, 8/1/40

 1,704,400

 399,839

 Fannie Mae, 5.0%, 1/1/20

 423,696

 505,729

 Fannie Mae, 5.0%, 10/1/20

 543,440

 30,000,000

 Fannie Mae, 5.0%, 10/14/14, TBA

 33,100,311

 16,227

 Fannie Mae, 5.0%, 12/1/17

 17,128

 70,224

 Fannie Mae, 5.0%, 2/1/20

 74,717

 24,885

 Fannie Mae, 5.0%, 2/1/22

 26,733

 404,373

 Fannie Mae, 5.0%, 2/1/22

 434,678

 6,715,602

 Fannie Mae, 5.0%, 2/1/41

 7,426,966

 359,080

 Fannie Mae, 5.0%, 4/1/39

 396,047

 611,279

 Fannie Mae, 5.0%, 5/1/23

 661,191

 1,343,199

 Fannie Mae, 5.0%, 6/1/40

 1,485,219

 1,315,886

 Fannie Mae, 5.0%, 6/1/40

 1,456,376

 1,709,170

 Fannie Mae, 5.0%, 7/1/40

 1,890,012

 2,218,959

 Fannie Mae, 5.0%, 7/1/40

 2,452,085

 1,097,412

 Fannie Mae, 5.0%, 7/1/40

 1,212,560

 228,184

 Fannie Mae, 5.5%, 12/1/17

 241,627

 112,160

 Fannie Mae, 5.5%, 2/1/18

 118,770

 288,343

 Fannie Mae, 5.5%, 3/1/25

 321,948

 507,950

 Fannie Mae, 5.5%, 3/1/36

 568,449

 431,319

 Fannie Mae, 5.5%, 5/1/36

 479,925

 50,968

 Fannie Mae, 5.5%, 6/1/33

 57,195

 401,598

 Fannie Mae, 5.5%, 6/1/36

 448,748

 65,763

 Fannie Mae, 5.5%, 7/1/23

 73,180

 159,849

 Fannie Mae, 5.5%, 7/1/33

 178,548

 1,147,784

 Fannie Mae, 5.5%, 7/1/34

 1,287,127

 76,666

 Fannie Mae, 5.5%, 9/1/17

 81,152

 391,625

 Fannie Mae, 5.5%, 9/1/19

 417,901

 1,113

 Fannie Mae, 6.0%, 1/1/29

 1,272

 5,318

 Fannie Mae, 6.0%, 1/1/32

 6,086

 89,315

 Fannie Mae, 6.0%, 10/1/32

 102,154

 25,504

 Fannie Mae, 6.0%, 10/1/34

 28,997

 176,810

 Fannie Mae, 6.0%, 10/1/35

 199,747

 39,620

 Fannie Mae, 6.0%, 11/1/33

 44,734

 19,814

 Fannie Mae, 6.0%, 11/1/34

 22,562

 622,616

 Fannie Mae, 6.0%, 12/1/35

 705,039

 37,575

 Fannie Mae, 6.0%, 2/1/32

 42,936

 25,293

 Fannie Mae, 6.0%, 2/1/33

 28,556

 7,092

 Fannie Mae, 6.0%, 2/1/35

 8,073

 18,051

 Fannie Mae, 6.0%, 2/1/35

 20,557

 10,340

 Fannie Mae, 6.0%, 3/1/32

 11,820

 133,863

 Fannie Mae, 6.0%, 3/1/33

 152,466

 15,568

 Fannie Mae, 6.0%, 3/1/33

 17,671

 173,657

 Fannie Mae, 6.0%, 4/1/33

 198,830

 332,242

 Fannie Mae, 6.0%, 4/1/35

 378,252

 92,825

 Fannie Mae, 6.0%, 5/1/35

 105,709

 15,481

 Fannie Mae, 6.0%, 6/1/16

 15,991

 474,384

 Fannie Mae, 6.0%, 6/1/38

 542,660

 207,606

 Fannie Mae, 6.0%, 7/1/33

 237,222

 566,258

 Fannie Mae, 6.0%, 7/1/33

 641,780

 71,706

 Fannie Mae, 6.0%, 7/1/38

 80,958

 6,803

 Fannie Mae, 6.0%, 8/1/32

 7,749

 236,031

 Fannie Mae, 6.0%, 8/1/34

 268,650

 1,711

 Fannie Mae, 6.0%, 9/1/29

 1,956

 918

 Fannie Mae, 6.0%, 9/1/32

 1,039

 40,753

 Fannie Mae, 6.0%, 9/1/34

 46,357

 89,532

 Fannie Mae, 6.0%, 9/1/34

 101,897

 163,555

 Fannie Mae, 6.0%, 9/1/34

 184,698

 18,429

 Fannie Mae, 6.0%, 9/1/34

 20,906

 65

 Fannie Mae, 6.5%, 1/1/15

 66

 3,674

 Fannie Mae, 6.5%, 1/1/31

 4,159

 12,610

 Fannie Mae, 6.5%, 10/1/31

 14,350

 122,907

 Fannie Mae, 6.5%, 10/1/32

 139,123

 255,531

 Fannie Mae, 6.5%, 11/1/37

 289,246

 141,123

 Fannie Mae, 6.5%, 12/1/31

 159,742

 7,778

 Fannie Mae, 6.5%, 2/1/32

 8,804

 82,577

 Fannie Mae, 6.5%, 3/1/32

 93,472

 3,354

 Fannie Mae, 6.5%, 4/1/31

 3,814

 11,687

 Fannie Mae, 6.5%, 5/1/31

 13,229

 78,717

 Fannie Mae, 6.5%, 6/1/31

 89,102

 9,499

 Fannie Mae, 6.5%, 7/1/29

 10,752

 46,626

 Fannie Mae, 6.5%, 7/1/34

 52,777

 9,548

 Fannie Mae, 6.5%, 8/1/31

 10,808

 10,608

 Fannie Mae, 6.5%, 9/1/31

 12,008

 12,265

 Fannie Mae, 6.5%, 9/1/31

 14,195

 28,060

 Fannie Mae, 7.0%, 1/1/32

 31,803

 812

 Fannie Mae, 7.0%, 12/1/30

 871

 8,778

 Fannie Mae, 7.0%, 12/1/30

 10,071

 26,786

 Fannie Mae, 7.0%, 12/1/31

 28,879

 11,548

 Fannie Mae, 7.0%, 4/1/31

 13,741

 5,549

 Fannie Mae, 7.0%, 7/1/21

 6,203

 18,145

 Fannie Mae, 7.0%, 9/1/31

 20,429

 10,381

 Fannie Mae, 7.0%, 9/1/31

 10,928

 953

 Fannie Mae, 7.5%, 8/1/20

 1,031

 661

 Fannie Mae, 8.0%, 10/1/30

 808

 2,645

 Fannie Mae, 8.0%, 2/1/29

 2,979

 9,318

 Fannie Mae, 8.0%, 3/1/31

 11,015

 1,546

 Fannie Mae, 8.0%, 4/1/20

 1,693

 650

 Fannie Mae, 8.0%, 4/1/30

 765

 360

 Fannie Mae, 8.0%, 5/1/31

 411

 512

 Fannie Mae, 8.0%, 7/1/30

 600

 2,048,557

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 2,163,758

 4,344,195

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 4,439,414

 3,988,012

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 4,204,337

 16,143,466

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 17,130,123

 693,294

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 731,802

 8,804,016

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 9,281,580

 14,890,001

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 15,697,693

 1,493,053

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,575,981

 1,471,944

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,553,698

 1,079,191

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,139,134

 11,735,083

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 12,386,898

 498,810

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 533,743

 5,803,944

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 6,266,021

 523,785

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 565,839

 269,960

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 284,825

 8,997,172

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 9,711,502

 3,655,793

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 3,945,755

 1,271,741

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 1,365,410

 621,782

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 684,252

 26,389

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 29,190

 36,762

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 39,487

 709,886

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 784,882

 652,269

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 717,802

 36,970

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 41,404

 201,466

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 226,349

 68,202

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 76,009

 307,831

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 327,400

 315,426

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 350,114

 402,629

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 451,141

 80,594

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 90,848

 87,125

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 99,414

 48,698

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 55,615

 29,754

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 33,940

 124,757

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 140,653

 161,255

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 181,730

 37,957

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 42,791

 68,987

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 77,723

 8,254

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 9,300

 96,026

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 109,574

 261,606

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 298,773

 40,390

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 45,516

 15,145

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 17,068

 61,089

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 69,425

 516,952

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 582,118

 75,317

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 78,157

 227,947

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 259,556

 718,002

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 819,990

 129,551

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 145,882

 140,884

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 158,795

 198,066

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 226,007

 201,589

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 229,717

 332

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 376

 175

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 198

 471

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 532

 51,750

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 58,514

 437

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 498

 150,831

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 170,545

 3,721

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,208

 530

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 599

 8,208

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 9,281

 4,001

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 4,524

 163

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 184

 10,930

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 12,359

 278

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 314

 18,071

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 20,656

 1,230

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,391

 4,433

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,012

 4,111

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 4,752

 105,210

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 114,997

 272,330

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 298,071

 1,527,290

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,688,427

 23,000,000

 Government National Mortgage Association I, 4.0%, 10/23/14

 24,396,169

 699,534

 Government National Mortgage Association I, 4.5%, 1/15/40

 767,658

 281,347

 Government National Mortgage Association I, 4.5%, 10/15/33

 308,056

 482,228

 Government National Mortgage Association I, 4.5%, 10/15/33

 525,861

 249,761

 Government National Mortgage Association I, 4.5%, 10/15/35

 272,229

 2,159,067

 Government National Mortgage Association I, 4.5%, 12/15/39

 2,348,517

 56,140

 Government National Mortgage Association I, 4.5%, 2/15/34

 61,309

 168,613

 Government National Mortgage Association I, 4.5%, 3/15/35

 184,216

 42,910

 Government National Mortgage Association I, 4.5%, 3/15/35

 46,599

 292,629

 Government National Mortgage Association I, 4.5%, 4/15/35

 319,539

 36,128

 Government National Mortgage Association I, 4.5%, 4/15/35

 39,232

 284,034

 Government National Mortgage Association I, 4.5%, 4/15/38

 308,240

 1,420,557

 Government National Mortgage Association I, 4.5%, 4/15/41

 1,546,053

 2,345,765

 Government National Mortgage Association I, 4.5%, 5/15/41

 2,550,860

 1,910,695

 Government National Mortgage Association I, 4.5%, 6/15/41

 2,079,403

 115,488

 Government National Mortgage Association I, 4.5%, 7/15/33

 126,132

 788,857

 Government National Mortgage Association I, 4.5%, 7/15/41

 857,531

 2,587,859

 Government National Mortgage Association I, 4.5%, 8/15/41

 2,814,978

 308,429

 Government National Mortgage Association I, 4.5%, 9/15/33

 336,855

 61,217

 Government National Mortgage Association I, 4.5%, 9/15/35

 66,712

 528,438

 Government National Mortgage Association I, 4.5%, 9/15/40

 577,283

 152,730

 Government National Mortgage Association I, 5.0%, 10/15/18

 162,414

 159,247

 Government National Mortgage Association I, 5.0%, 4/15/34

 176,159

 583,092

 Government National Mortgage Association I, 5.0%, 4/15/35

 652,133

 170,426

 Government National Mortgage Association I, 5.0%, 7/15/19

 182,187

 1,982

 Government National Mortgage Association I, 5.0%, 7/15/19

 2,111

 160,808

 Government National Mortgage Association I, 5.0%, 7/15/33

 177,870

 155,233

 Government National Mortgage Association I, 5.0%, 9/15/33

 172,377

 218,496

 Government National Mortgage Association I, 5.5%, 1/15/35

 245,370

 52,208

 Government National Mortgage Association I, 5.5%, 10/15/17

 54,913

 210,686

 Government National Mortgage Association I, 5.5%, 10/15/17

 218,654

 115,649

 Government National Mortgage Association I, 5.5%, 10/15/33

 129,962

 146,042

 Government National Mortgage Association I, 5.5%, 10/15/35

 163,380

 293,177

 Government National Mortgage Association I, 5.5%, 10/15/35

 327,981

 63,736

 Government National Mortgage Association I, 5.5%, 11/15/18

 67,616

 379,091

 Government National Mortgage Association I, 5.5%, 11/15/19

 403,311

 737,931

 Government National Mortgage Association I, 5.5%, 11/15/34

 828,787

 38,656

 Government National Mortgage Association I, 5.5%, 12/15/18

 41,056

 182,879

 Government National Mortgage Association I, 5.5%, 2/15/18

 192,878

 154,677

 Government National Mortgage Association I, 5.5%, 2/15/18

 163,761

 67,179

 Government National Mortgage Association I, 5.5%, 2/15/35

 75,442

 104,575

 Government National Mortgage Association I, 5.5%, 2/15/35

 117,044

 74,945

 Government National Mortgage Association I, 5.5%, 2/15/37

 83,661

 2,294

 Government National Mortgage Association I, 5.5%, 4/15/19

 2,424

 17,033

 Government National Mortgage Association I, 5.5%, 6/15/33

 18,943

 160,942

 Government National Mortgage Association I, 5.5%, 6/15/35

 179,339

 112,174

 Government National Mortgage Association I, 5.5%, 7/15/33

 125,592

 121,573

 Government National Mortgage Association I, 5.5%, 7/15/33

 136,168

 604,715

 Government National Mortgage Association I, 5.5%, 7/15/34

 678,275

 741,414

 Government National Mortgage Association I, 5.5%, 7/15/35

 852,587

 243,294

 Government National Mortgage Association I, 5.5%, 8/15/19

 258,415

 286,412

 Government National Mortgage Association I, 5.5%, 8/15/19

 304,711

 29,124

 Government National Mortgage Association I, 5.5%, 8/15/33

 32,729

 30,995

 Government National Mortgage Association I, 5.5%, 8/15/33

 34,716

 53,563

 Government National Mortgage Association I, 5.5%, 8/15/33

 59,994

 205,109

 Government National Mortgage Association I, 5.5%, 9/15/19

 216,753

 217,817

 Government National Mortgage Association I, 5.5%, 9/15/33

 248,105

 9,629

 Government National Mortgage Association I, 6.0%, 1/15/17

 9,928

 33,294

 Government National Mortgage Association I, 6.0%, 1/15/19

 34,952

 48,468

 Government National Mortgage Association I, 6.0%, 1/15/33

 54,702

 175,948

 Government National Mortgage Association I, 6.0%, 1/15/33

 204,030

 50,188

 Government National Mortgage Association I, 6.0%, 10/15/32

 57,979

 66,632

 Government National Mortgage Association I, 6.0%, 10/15/33

 77,269

 391,371

 Government National Mortgage Association I, 6.0%, 10/15/34

 453,487

 163,391

 Government National Mortgage Association I, 6.0%, 10/15/36

 188,804

 52,055

 Government National Mortgage Association I, 6.0%, 11/15/31

 60,381

 174,097

 Government National Mortgage Association I, 6.0%, 11/15/34

 199,153

 209,441

 Government National Mortgage Association I, 6.0%, 12/15/32

 237,691

 148,925

 Government National Mortgage Association I, 6.0%, 2/15/29

 172,721

 50,120

 Government National Mortgage Association I, 6.0%, 2/15/33

 58,055

 41,893

 Government National Mortgage Association I, 6.0%, 3/15/17

 43,337

 41,729

 Government National Mortgage Association I, 6.0%, 3/15/17

 43,128

 2,771

 Government National Mortgage Association I, 6.0%, 3/15/32

 3,215

 476,820

 Government National Mortgage Association I, 6.0%, 3/15/33

 552,933

 164,212

 Government National Mortgage Association I, 6.0%, 3/15/33

 189,685

 153,044

 Government National Mortgage Association I, 6.0%, 3/15/33

 176,997

 248,863

 Government National Mortgage Association I, 6.0%, 3/15/33

 288,199

 393,758

 Government National Mortgage Association I, 6.0%, 3/15/33

 456,717

 183,223

 Government National Mortgage Association I, 6.0%, 3/15/33

 212,233

 31,879

 Government National Mortgage Association I, 6.0%, 4/15/18

 32,721

 55,815

 Government National Mortgage Association I, 6.0%, 4/15/33

 64,136

 140,408

 Government National Mortgage Association I, 6.0%, 4/15/33

 158,467

 28,968

 Government National Mortgage Association I, 6.0%, 4/15/33

 33,100

 49,988

 Government National Mortgage Association I, 6.0%, 5/15/17

 51,910

 47,156

 Government National Mortgage Association I, 6.0%, 5/15/17

 48,924

 202,837

 Government National Mortgage Association I, 6.0%, 5/15/33

 234,899

 7,528

 Government National Mortgage Association I, 6.0%, 6/15/17

 7,787

 14,775

 Government National Mortgage Association I, 6.0%, 6/15/33

 17,133

 11,258

 Government National Mortgage Association I, 6.0%, 8/15/32

 13,058

 449,133

 Government National Mortgage Association I, 6.0%, 8/15/36

 518,583

 117,038

 Government National Mortgage Association I, 6.0%, 9/15/19

 123,680

 360,519

 Government National Mortgage Association I, 6.0%, 9/15/28

 415,770

 100,790

 Government National Mortgage Association I, 6.0%, 9/15/32

 113,760

 76,614

 Government National Mortgage Association I, 6.0%, 9/15/33

 88,821

 24,146

 Government National Mortgage Association I, 6.0%, 9/15/33

 27,925

 122,850

 Government National Mortgage Association I, 6.0%, 9/15/34

 141,089

 234,019

 Government National Mortgage Association I, 6.0%, 9/15/34

 271,156

 942,397

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,091,818

 26,674

 Government National Mortgage Association I, 6.5%, 1/15/29

 30,268

 121,885

 Government National Mortgage Association I, 6.5%, 1/15/32

 141,797

 550,706

 Government National Mortgage Association I, 6.5%, 1/15/33

 643,744

 5,651

 Government National Mortgage Association I, 6.5%, 1/15/33

 6,508

 16,121

 Government National Mortgage Association I, 6.5%, 1/15/34

 18,276

 2,199

 Government National Mortgage Association I, 6.5%, 1/15/35

 2,493

 50,743

 Government National Mortgage Association I, 6.5%, 10/15/31

 58,263

 132,137

 Government National Mortgage Association I, 6.5%, 10/15/31

 149,801

 8,305

 Government National Mortgage Association I, 6.5%, 10/15/31

 9,537

 112,624

 Government National Mortgage Association I, 6.5%, 10/15/32

 127,757

 2,904

 Government National Mortgage Association I, 6.5%, 10/15/33

 3,337

 7,450

 Government National Mortgage Association I, 6.5%, 11/15/31

 8,469

 82,614

 Government National Mortgage Association I, 6.5%, 11/15/32

 96,035

 533,674

 Government National Mortgage Association I, 6.5%, 12/15/32

 625,360

 11,751

 Government National Mortgage Association I, 6.5%, 2/15/29

 13,447

 2,148

 Government National Mortgage Association I, 6.5%, 2/15/29

 2,447

 40,019

 Government National Mortgage Association I, 6.5%, 2/15/32

 46,394

 51,208

 Government National Mortgage Association I, 6.5%, 2/15/34

 58,054

 87,339

 Government National Mortgage Association I, 6.5%, 3/15/29

 99,739

 20,500

 Government National Mortgage Association I, 6.5%, 3/15/29

 23,330

 11,380

 Government National Mortgage Association I, 6.5%, 3/15/29

 12,901

 12,800

 Government National Mortgage Association I, 6.5%, 3/15/31

 14,511

 23,534

 Government National Mortgage Association I, 6.5%, 3/15/32

 26,822

 102,546

 Government National Mortgage Association I, 6.5%, 4/15/31

 119,917

 10,301

 Government National Mortgage Association I, 6.5%, 4/15/32

 11,678

 74,812

 Government National Mortgage Association I, 6.5%, 4/15/35

 85,075

 5,244

 Government National Mortgage Association I, 6.5%, 5/15/29

 5,999

 100,738

 Government National Mortgage Association I, 6.5%, 5/15/29

 116,771

 28,667

 Government National Mortgage Association I, 6.5%, 5/15/31

 33,362

 25,508

 Government National Mortgage Association I, 6.5%, 5/15/31

 29,745

 12,628

 Government National Mortgage Association I, 6.5%, 5/15/32

 14,419

 47,223

 Government National Mortgage Association I, 6.5%, 5/15/33

 53,536

 20,687

 Government National Mortgage Association I, 6.5%, 6/15/32

 23,457

 177,097

 Government National Mortgage Association I, 6.5%, 6/15/34

 201,188

 6,938

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,866

 192,757

 Government National Mortgage Association I, 6.5%, 7/15/32

 218,525

 47,532

 Government National Mortgage Association I, 6.5%, 7/15/32

 54,218

 65,753

 Government National Mortgage Association I, 6.5%, 7/15/35

 74,697

 92,924

 Government National Mortgage Association I, 6.5%, 7/15/35

 105,349

 81,991

 Government National Mortgage Association I, 6.5%, 8/15/31

 94,086

 34,283

 Government National Mortgage Association I, 6.5%, 8/15/32

 39,542

 4,121

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,672

 4,287

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,861

 7,431

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,680

 25,222

 Government National Mortgage Association I, 7.0%, 11/15/28

 29,724

 69,643

 Government National Mortgage Association I, 7.0%, 11/15/28

 81,951

 11,831

 Government National Mortgage Association I, 7.0%, 12/15/30

 12,961

 4,971

 Government National Mortgage Association I, 7.0%, 12/15/30

 5,333

 18,288

 Government National Mortgage Association I, 7.0%, 3/15/31

 20,713

 2,557

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,850

 25,548

 Government National Mortgage Association I, 7.0%, 4/15/29

 26,751

 93,271

 Government National Mortgage Association I, 7.0%, 5/15/32

 111,343

 6,966

 Government National Mortgage Association I, 7.0%, 6/15/31

 7,206

 44,233

 Government National Mortgage Association I, 7.0%, 6/15/31

 51,679

 5,125

 Government National Mortgage Association I, 7.0%, 7/15/31

 6,013

 1,993

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,334

 203,669

 Government National Mortgage Association I, 7.0%, 8/15/31

 230,346

 14,757

 Government National Mortgage Association I, 7.0%, 9/15/31

 15,592

 6,631

 Government National Mortgage Association I, 7.5%, 10/15/29

 7,067

 60,738

 Government National Mortgage Association I, 7.5%, 12/15/31

 69,738

 1,968

 Government National Mortgage Association I, 7.5%, 2/15/26

 2,079

 15,736

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,085

 19,229

 Government National Mortgage Association I, 7.5%, 8/15/29

 20,659

 2,450

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,518

 462,926

 Government National Mortgage Association II, 4.5%, 1/20/35

 506,262

 176,852

 Government National Mortgage Association II, 4.5%, 12/20/34

 193,535

 88,262

 Government National Mortgage Association II, 4.5%, 3/20/35

 96,481

 2,804,717

 Government National Mortgage Association II, 4.5%, 9/20/41

 3,052,248

 526,620

 Government National Mortgage Association II, 5.5%, 10/20/19

 556,396

 327,880

 Government National Mortgage Association II, 5.5%, 3/20/34

 372,377

 298,868

 Government National Mortgage Association II, 5.5%, 4/20/34

 339,373

 3,125

 Government National Mortgage Association II, 6.5%, 2/20/29

 3,652

 1,340

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,565

 41,629

 Government National Mortgage Association II, 6.5%, 4/20/29

 48,637

 102,746

 Government National Mortgage Association II, 7.0%, 1/20/29

 120,659

 98,214

 Government National Mortgage Association II, 7.0%, 11/20/28

 115,894

 2,916

 Government National Mortgage Association II, 7.0%, 12/20/30

 3,470

 10,375,000

 U.S. Treasury Bonds, 2.875%, 5/15/43

 9,718,460

 2,000,000

 U.S. Treasury Bonds, 3.125%, 2/15/43

 1,970,624

 7,620,000

 U.S. Treasury Bonds, 4.25%, 5/15/39

 9,115,425

 1,365,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,665,513

 4,650,000

 U.S. Treasury Bonds, 4.375%, 2/15/38

 5,644,663

 4,500,000

 U.S. Treasury Bonds, 4.375%, 5/15/40

 5,502,654

 8,435,000

 U.S. Treasury Bonds, 4.5%, 5/15/38

 10,429,085

 9,068,000

 U.S. Treasury Bonds, 4.5%, 8/15/39

 11,254,240

 4,000,000

 U.S. Treasury Bonds, 4.625%, 2/15/40

 5,066,248

 4,000,000

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,294,376

 8,625,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 8,629,804

 8,740,000

 0.06

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 8,741,774

 8,740,000

 0.08

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 8,744,484

 3,500,000

 U.S. Treasury Notes, 1.75%, 9/30/19

 3,495,352

 12,500,000

 U.S. Treasury Notes, 2.75%, 2/15/24

 12,793,950

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $600,756,130)

 $

 615,347,695

 MUNICIPAL BONDS - 3.2%

 Municipal Airport - 0.1%

 1,000,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,092,260

 Municipal Development - 0.4%

 2,350,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 $

 2,708,328

 2,560,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,696,422

 2,310,000

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,587,454

 $

 7,992,204

 Municipal General - 1.7%

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 489,488

 2,925,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 3,504,033

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 4,068,358

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,065,636

 1,200,000

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,386,012

 325,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 369,236

 550,000

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 615,450

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,412,939

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (d)

 4,150,710

 2,750,000

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 3,051,868

 2,400,000

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,760,072

 3,095,000

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,324,603

 1,050,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,136,541

 2,100,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,256,219

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,175,150

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,919,329

 $

 32,685,644

 Municipal Higher Education - 0.6%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,013,264

 1,980,000

 California Educational Facilities Authority, 5.0%, 6/1/43

 2,583,266

 1,500,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,710,255

 1,425,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,924,306

 800,000

 Permanent University Fund, 5.0%, 7/1/30

 969,032

 525,000

 The University of Texas System, 5.0%, 8/15/43

 593,423

 2,600,000

 University of California, 3.38%, 5/15/28

 2,541,500

 $

 11,335,046

 Municipal Medical - 0.1%

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 $

 1,959,927

 Municipal Pollution - 0.3%

 995,000

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 1,014,671

 3,965,000

 Port Freeport Texas, 5.95%, 5/15/33

 4,412,252

 $

 5,426,923

 Municipal Transportation - 0.0% †

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 598,440

 Municipal Obligation - 0.0% †

 560,000

 State of Washington, 3.0%, 7/1/28

 $

 564,150

 TOTAL MUNICIPAL BONDS

 (Cost $56,440,004)

 $

 61,654,594

 SENIOR FLOATING RATE LOAN INTERESTS - 3.2% **

 Energy - 0.1%

 Integrated Oil & Gas - 0.0% †

 1,106,251

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 1,109,017

 Oil & Gas Refining & Marketing - 0.1%

 1,427,912

 3.75

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,429,697

 Total Energy

 $

 2,538,714

 Materials - 0.1%

 Commodity Chemicals - 0.0% †

 770,717

 4.00

 Tronox Pigments BV, New Term Loan, 3/19/20

 $

 766,329

 Specialty Chemicals - 0.1%

 801,537

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 $

 801,203

 254,694

 2.70

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 250,555

 239,945

 1.23

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 238,625

 668,487

 3.00

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 664,810

 $

 1,955,193

 Metal & Glass Containers - 0.0% †

 199,500

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 199,999

 Total Materials

 $

 2,921,521

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 1,344,309

 5.00

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 1,351,030

 1,300,200

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 1,286,656

 425,419

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 424,355

 633,750

 3.25

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 629,393

 609,421

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 611,554

 646,152

 6.50

 TASC, Inc., First Lien Term Loan, 2/28/17

 624,950

 $

 4,927,938

 Trading Companies & Distributors - 0.0% †

 590,405

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 590,405

 Total Capital Goods

 $

 5,518,343

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.1%

 1,140,047

 3.75

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,130,428

 826,109

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 814,750

 $

 1,945,178

 Tires & Rubber - 0.2%

 4,190,000

 4.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 4,197,203

 Automobile Manufacturers - 0.2%

 3,787,763

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 3,764,680

 Total Automobiles & Components

 $

 9,907,061

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 518,107

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 519,461

 Total Consumer Durables & Apparel

 $

 519,461

 Consumer Services - 0.1%

 Casinos & Gaming - 0.0% †

 792,272

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 784,845

 Restaurants - 0.1%

 480,200

 3.75

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 479,660

 480,000

 4.50

 Burger King Worldwide, Inc., Term Loan B, 9/24/21

 476,933

 $

 956,593

 Total Consumer Services

 $

 1,741,438

 Media - 0.4%

 Advertising - 0.1%

 1,067,613

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,043,370

 Broadcasting - 0.1%

 2,271,711

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 2,231,720

 Cable & Satellite - 0.1%

 1,703,438

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,655,292

 160,699

 4.75

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 160,264

 $

 1,815,556

 Movies & Entertainment - 0.1%

 462,520

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 463,098

 1,410,750

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,396,336

 $

 1,859,434

 Publishing - 0.0% †

 748,671

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 $

 745,395

 Total Media

 $

 7,695,475

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 1,248,725

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,238,954

 Packaged Foods & Meats - 0.0% †

 20,755

 3.25

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 $

 20,358

 Total Food, Beverage & Tobacco

 $

 1,259,312

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 159,982

 4.50

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 $

 159,782

 Personal Products - 0.1%

 1,433,078

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 $

 1,422,841

 861,429

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 846,246

 $

 2,269,087

 Total Household & Personal Products

 $

 2,428,869

 Health Care Equipment & Services - 0.5%

 Health Care Equipment - 0.0% †

 556,253

 3.25

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 551,038

 Health Care Supplies - 0.1%

 2,139,414

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,131,391

 Health Care Services - 0.1%

 502,444

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 504,799

 253,044

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 250,612

 $

 755,411

 Health Care Facilities - 0.3%

 595,644

 3.48

 CHS, 2017 Term E Loan, 1/25/17

 $

 593,452

 3,196,526

 4.25

 CHS, 2021 Term D Loan, 1/27/21

 3,191,134

 740,421

 2.98

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 732,940

 1,775,677

 2.91

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 1,766,058

 $

 6,283,584

 Health Care Technology - 0.0% †

 454,954

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 446,234

 Total Health Care Equipment & Services

 $

 10,167,658

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.1%

 388,050

 3.23

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 $

 381,798

 1,661,104

 3.25

 RPI Finance Trust, Term B-2 Term Loan, 5/9/18

 1,661,312

 532,996

 3.75

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 527,856

 $

 2,570,966

 Life Sciences Tools & Services - 0.1%

 897,637

 4.50

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 896,435

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,467,401

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 999,288

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 1,004,284

 Total Diversified Financials

 $

 1,004,284

 Insurance - 0.3%

 Insurance Brokers - 0.3%

 6,224,613

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 $

 6,123,463

 Total Insurance

 $

 6,123,463

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 953,650

 3.91

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 951,059

 Application Software - 0.0% †

 371,682

 2.91

 Nuance Communications, Inc., Term C Loan, 8/7/19

 $

 363,319

 Total Software & Services

 $

 1,314,378

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 328,171

 2.73

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 326,530

 492,257

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 489,074

 $

 815,604

 Total Technology Hardware & Equipment

 $

 815,604

 Semiconductors & Semiconductor Equipment - 0.0% †

 Semiconductors - 0.0% †

 395,014

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 $

 390,900

 Total Semiconductors & Semiconductor Equipment

 $

 390,900

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 1,935,450

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,919,724

 Total Telecommunication Services

 $

 1,919,724

 Utilities - 0.2%

 Electric Utilities - 0.1%

 1,285,660

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 $

 1,288,071

 Independent Power Producers & Energy Traders - 0.1%

 1,325,835

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 $

 1,303,547

 782,647

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 774,821

 $

 2,078,368

 Total Utilities

 $

 3,366,439

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $62,401,531)

 $

 63,100,045

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 247

 Lear Corp., 11/9/14

 $

 42,830

 Total Automobiles & Components

 $

 42,830

 TOTAL RIGHTS / WARRANTS

 (Cost $13,341)

 $

 42,830

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 4.0%

 Certificate of Deposit - 0.2%

 4,805,000

 Mondelez International, Inc., 10/1/14 (d)

 $

 4,805,000

 $

 4,805,000

 Repurchase Agreement - 3.8%

 73,750,000

 RBC Capital Markets LLC, 0.04%, $73,750,000 dated 9/30/14 plus accrued interest on 10/1/14 collateralized by the following:

 $107,100 Federal Home Loan Mortgage Corp., 0.0%, 9/1/44

 $5,461,965 Federal National Mortgage Association (ARM), 1.987 - 3.80%, 1/1/36 - 3/1/42

 $69,655,935 Federal National Mortgage Association, 3.0 - 5.0%, 1/1/26 - 6/1/44

 $

 73,750,000

 $

 73,750,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $78,555,000)

 $

 78,555,000

 TOTAL INVESTMENT IN SECURITIES - 101.5%

 (Cost $1,914,146,178) (a)

 $

 1,976,229,951

 OTHER ASSETS & LIABILITIES - (1.5)%

 $

 (28,917,084)

 TOTAL NET ASSETS - 100.0%

 $

 1,947,312,867

 NR

 Not rated by either S&P or Moody's.

 REIT

 Real Estate Investment Trust.

 TBA

 To Be Announced.

 †

 Rounds to less than 0.01%.

 (PIK)

  Represents a pay in kind security.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2014, the value of these securities amounted to $440,400,042 or 22.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At  September 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,916,796,029 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             70,068,811

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (10,634,889)

 Net unrealized appreciation

 $

             59,433,922

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
-

$
-

$
-

 Preferred Stocks

    Banks

     Regional Banks

2,426,601

2,955,750

-

5,382,351

    Insurance

     Property & Casualty Insurance

-

3,869,039

-

3,869,039

     Reinsurance

-

-

4,394,070

4,394,070

    All Other Preferred Stocks

33,720,561

-

-

33,720,561

 Convertible Preferred Stocks

6,746,081

-

-

6,746,081

 Asset Backed Securities

-

129,317,331

-

129,317,331

 Collateralized Mortgage Obligations

-

313,533,602

-

313,533,602

 Corporate Bonds

    Diversified Financials

     Other Diversified Financial Services

-

25,996,211

1,006,664

27,002,875

    Insurance

     Reinsurance

-

55,029,269

4,495,743

59,525,012

    All Other Corporate Bonds

-

574,038,865

-

574,038,865

 U.S. Government Agency Obligations

-

615,347,695

-

615,347,695

 Municipal Bonds

-

61,654,594

-

61,654,594

 Senior Floating Rate Loan Interests

-

63,100,045

-

63,100,045

 Rights/Warrants

42,830

-

-

42,830

 Certificate of Deposit

4,805,000

4,805,000

 Repurchase Agreements

-

73,750,000

-

73,750,000

 Total

$
42,936,073

$
1,923,397,401

$
9,896,477

$
1,976,229,951

 Other Financial Instruments

 Unrealized Appreciation on Futures Contracts

$
1,727,796

-

-

$
1,727,796

 Total Other Financial Instruments

$
1,727,796

$
-

$
-

$
1,727,796

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 6/30/14

$
2,081,052

$
4,383,603

$
6,464,655

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)

733,917

(518,296
)

215,621

 Purchases

2,000,000

1,637,100

3,637,100

 Sales

(420,899
)

-

(420,899
)

 Transfers in and out of Level 3*

-

-

-

 Balance as of 9/30/14

$
4,394,070

$
5,502,407

$
9,896,477

*

 Transfers are calculated on the beginning of period values.

 During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/14

$
215,621

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.